Earnings per share - Additional information (Details) - € / shares	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2021	Dec. 31, 2020
Earnings per share
Par value per share	€ 0.01	€ 0.01	€ 0.01	€ 0.01
AGSA
Earnings per share
Number of shares issued			493,763,520
Remaining shareholders
Earnings per share
Number of shares issued			109,519,577